Note 45 - Leases - Minimum Future Payments of Leases Under Operating Lease Contracts as Lessee (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Minimum Future Payments Of Leases Under Operating Lease Contracts As Lessee Abstract
Operating Leases up to 1 Year	$ 46,977,000	$ 59,954,000	$ 138,759,000
Operating Leases from 1 to 5 Years	1,460,593,000	1,139,174,000	1,710,356,000
Operating Leases Leases More than 5 Years	1,249,534,000	707,320,000	958,531,000
Operating Leases Total	$ 2,757,104,000	$ 1,906,448,000	$ 2,807,646,000